Goodwill - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	₩ 33,441	₩ 33,441
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	6.70%	6.60%
Annual growth rate	0.00%	0.50%
PreTax annual discount rate	9.00%	9.00%
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	6.70%	7.10%
Annual growth rate	1.00%	1.00%
PreTax annual discount rate	8.50%	9.20%